Institutional Class HAIDX
Retirement Class HNIDX
Administrative Class HRIDX
Investor Class HIIDX

Harbor Diversified International All Cap Fund

Supplement to Summary Prospectus dated March 1, 2021
October 22, 2021
Effective October 15, 2021, Michael Nickson no longer serves as a portfolio manager to Harbor Diversified International All Cap Fund. All references to Mr. Nickson in the Prospectus and Statement of Additional Information are hereby removed.
Investors Should Retain This Supplement For Future Reference
S1021.SP-DIAC